Revision	12 Months Ended
Mar. 31, 2024
Reclassification Adjustments [Abstract]
Revision [Text Block]

28. Revision

Reclassification from accumulated other comprehensive income for digital currency sales

During the preparation of the March 31, 2024 year end consolidated financial statements, the Company identified a revision to the amounts to be reclassified from accumulated other comprehensive income for digital currency sales and revaluation of the digital currencies. The Company identified that due to the decrease in digital currencies during the year ended March 31, 2023, the surplus in accumulated other comprehensive income should have been reclassified to reflect the realisation of amounts from disposal. The revision impacted the consolidated statement of loss and comprehensive loss with a decrease in the revaluation loss on digital currencies and increase in the recognized loss on sale of digital currencies as indicated below.

	As previously reported	Adjustments	As revised

Consolidated Statements of Financial Position

Accumulated other comprehensive income	$7,404	$-	$7,404
Accumulated deficit	$(296,666)	$-	$(296,666)

Consolidated Statements of income and Comprehensive income

Revaluation of digital currencies	$(70,891)	$15,111	$(55,780)
Loss on sale of digital currencies	$(1,825)	$(15,111)	$(16,936)

Net loss for the period	$(236,423)	$-	$(236,423)